CONSOLIDATING FINANCIAL STATEMENTS (Narrative) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 23, 2015	Mar. 18, 2015	Dec. 31, 2014	Sep. 11, 2014	Mar. 11, 2014	Mar. 19, 2012
5.875% Notes due 2024
Condensed Financial Statements, Captions [Line Items]
Interest rate	5.875%
4.50% notes due 2025
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.50%
5.25% notes due 2026 - net
Condensed Financial Statements, Captions [Line Items]
Interest rate	5.25%
4.50% notes due 2027 - net
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.50%
Unsecured borrowings | 5.875% Notes due 2024
Condensed Financial Statements, Captions [Line Items]
Senior notes outstanding	$ 400,000			$ 400,000			$ 400,000
Interest rate	5.875%
Unsecured borrowings | 4.95% Notes due 2024
Condensed Financial Statements, Captions [Line Items]
Senior notes outstanding	$ 400,000			400,000		$ 400,000
Interest rate	4.95%
Unsecured borrowings | 4.50% notes due 2025
Condensed Financial Statements, Captions [Line Items]
Senior notes outstanding	$ 250,000			$ 250,000	$ 250,000
Interest rate	4.50%
Unsecured borrowings | 5.25% notes due 2026 - net
Condensed Financial Statements, Captions [Line Items]
Senior notes outstanding	$ 600,000	$ 600,000
Interest rate	5.25%
Unsecured borrowings | 4.50% notes due 2027 - net
Condensed Financial Statements, Captions [Line Items]
Senior notes outstanding	$ 700,000		$ 700,000
Interest rate	4.50%